Revenues (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 257,352	$ 274,347	$ 301,013
Revenue from other sources	9,534	9,965	15,607
Total revenue	266,886	284,312	316,620
Crude oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	35,711	40,625	39,609
Oil products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	114,660	129,554	144,985
Natural gas and NGL
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	22,825	19,309	28,010
LNG
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	33,467	30,923	32,976
Power
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	12,260	11,566	11,822
Lubricants
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	11,544	11,511	11,548
Chemicals products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	6,922	8,529	8,360
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 19,963	$ 22,330	$ 23,703